INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	As of December 31,
	2 0 2 3	2 0 2 2
Original amount:
Technology	58,227	56,916
Customer relationships	9,747	9,603
	67,974	66,519

Accumulated amortization:
Technology	22,955	17,525
Customer relationships	5,835	5,408
	28,790	22,933
Net book value	39,184	43,586

Schedule of amortization expenses
	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1

Technology	5,430	5,426	1,918
Customer relationships	427	607	540
	5,857	6,033	2,458

Schedule of annual amortization expenses
Year ending December 31,
2024	5,782
2025	5,285
2026	5,285
2027	5,285
2028	5,285
2029 and thereafter	12,262
Total	39,184